Joint Arrangements (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of joint ventures [line items]
Disclosure of joint operations
The following table lists the Company’s significant subsidiaries and jointly-controlled entities and their respective places of incorporation, continuance or organization, as the case may be, and the Company’s percentage equity interest (to the nearest whole number) as at December 31, 2019. All of the entities listed below, except as otherwise indicated, are 100% beneficially owned, or controlled or directed, directly or indirectly, by the Company.

Significant Subsidiaries and Joint Operations	%	Jurisdiction
Husky Oil Operations Limited	100	Alberta
Husky Energy International Corporation	100	Alberta
Lima Refining Company	100	Delaware
Husky Marketing and Supply Company	100	Delaware
Husky Oil Limited Partnership	100	Alberta
Husky Terra Nova Partnership(1)	100	Alberta
Husky Downstream General Partnership(1)	100	Alberta
Husky Energy Marketing Partnership	100	Alberta
Sunrise Oil Sands Partnership	50	Alberta
BP-Husky Refining LLC	50	Delaware

(1)	Dissolved effective January 1, 2020, assets were transferred to 2188787 Alberta ULC.

Husky-CNOOC Madura Ltd.
Disclosure of joint ventures [line items]
Disclosure of joint ventures
Summarized below is the financial information for Husky-CNOOC Madura Ltd. accounted for using the equity method:

Results of Operations
($ millions, except share of equity investment)	2019	2018
Revenues	424	441
Expenses	(267)	(273)
Net earnings	157	168
Share of equity investment	40%	40%
Proportionate share of equity investment	50	51

Balance Sheets
($ millions, except share of equity investment)	December 31, 2019	December 31, 2018
Current assets(1)	208	373
Non-current assets	1,840	2,072
Current liabilities	(70)	(123)
Non-current liabilities(2)	(1,427)	(1,917)
Net assets	551	405
Share of net assets	40%	40%
Carrying amount in balance sheet	516	650

(1)	Includes cash and cash equivalents of $42 million (2018 – $203 million).

(2)
Includes deferred revenue of nil (2018 – $2 million) related to take-or-pay commitments, with respect to natural gas production volumes from the BD Project, not taken by the purchaser. As per the terms of the agreement, the purchaser has until the end of the agreement to take these volumes.

BP-Husky Refining LLC
Disclosure of joint ventures [line items]
Disclosure of joint ventures
Summarized below is the financial information for HMLP accounted for using the equity method:

Results of Operations
($ millions, except share of equity investment)	2019	2018
Revenues	316	296
Expenses	(228)	(177)
Net earnings	88	119
Share of equity investment	35%	35%
Proportionate share of equity investment	9	18

Balance Sheet
($ millions, except share of net assets)	December 31, 2019	December 31, 2018
Current assets(1)	171	115
Non-current assets	3,031	2,849
Current liabilities	(163)	(153)
Non-current liabilities	(1,059)	(825)
Net assets	1,980	1,986
Share of net assets	35%	35%
Carrying amount in balance sheet	666	669

(1)	Current assets include cash and cash equivalents of $86 million (2018 – $16 million).